Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 4,804	$ 4,145	$ 1,887	$ 8,949	$ 3,548
Interest income from securities financing transactions measured at amortized cost	833	766	209	1,599	327
Interest income from other financial instruments measured at amortized cost	276	259	118	535	191
Interest income from debt instruments measured at fair value through other comprehensive income	26	23	6	48	47
Interest income from derivative instruments designated as cash flow hedges	(457)	(376)	160	(833)	413
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	5,483	4,815	2,381	10,298	4,526
Interest expense on loans and deposits	3,452	2,909	618	6,361	1,046
Interest expense on securities financing transactions measured at amortized cost	474	365	288	839	512
Interest expense on debt issued	656	555	176	1,211	311
Interest expense on lease liabilities	25	25	21	50	43
Total interest expense from financial instruments measured at amortized cost	4,607	3,853	1,103	8,461	1,912
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	876	962	1,278	1,837	2,614
Net interest income from financial instruments measured at fair value through profit or loss and other	430	426	356	856	766
Total net interest income	$ 1,305	$ 1,388	$ 1,634	$ 2,694	$ 3,380